As filed with the Securities and Exchange Commission on May 3, 2017

Securities Act Registration No. 033-24962

Investment Company Act Registration No. 811-05186

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 152 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 154 (X)

Check appropriate box or boxes

ADVANCED SERIES TRUST

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

X   immediately upon filing pursuant to paragraph (b)

     on (            ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (            ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 3rd day of May, 2017.

ADVANCED SERIES TRUST

Timothy S. Cronin*

Timothy S. Cronin President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Timothy S. Cronin*	President and Principal Executive Officer

Timothy S. Cronin

Susan Davenport Austin*	Trustee

Susan Davenport Austin

Sherry S. Barrat*	Trustee

Sherry S. Barrat

Kay Ryan Booth*	Trustee

Kay Ryan Booth

Delayne Dedrick Gold*	Trustee

Delayne Dedrick Gold

Robert F. Gunia*	Trustee

Robert F. Gunia

Thomas T. Mooney *	Trustee

Thomas T. Mooney

Thomas M. O’Brien*	Trustee

Thomas M. O’Brien

Jessica Bibliowicz*	Trustee

Jessica Bibliowicz

M. Sadiq Peshimam*	Treasurer, Principal Financial and Accounting Officer

M. Sadiq Peshimam

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	May 3, 2017

Jonathan D. Shain

POWER OF ATTORNEY

The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Delayne Dedrick Gold, Robert F. Gunia, Thomas T. Mooney and Thomas M. O’Brien as directors/trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Kathleen DeNicholas, Raymond A. O’Hara, Jonathan D. Shain and Melissa Gonzalez, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin
Susan Davenport Austin

/s/ Sherry S. Barrat
Sherry S. Barrat

/s/ Jessica Bibliowicz
Jessica Bibliowicz

/s/ Kay Ryan Booth
Kay Ryan Booth

/s/ Timothy S. Cronin
Timothy S. Cronin

/s/ Delayne Dedrick Gold
Delayne Dedrick Gold

/s/ Robert F. Gunia
Robert F. Gunia

/s/ Thomas T. Mooney
Thomas T. Mooney

/s/ Thomas M. O’Brien
Thomas M. O’Brien

/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Dated: March 14, 2017

Appendix A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase